Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	MakeMyTrip Ltd
Entity Central Index Key	0001495153
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Assurance and Consulting Services LLP
Auditor Location	Gurugram, Haryana, India
Auditor Firm ID	2115
Entity Well-known Seasoned Issuer	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value $0.0005 per share
Trading Symbol	MMYT
Security Exchange Name	NASDAQ
Entity File Number	001-34837
Entity Incorporation, State or Country Code	O4
Entity Address, Address Line One	19th Floor, Building No. 5
Entity Address, Address Line Two	DLF Cyber City
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122002
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Opinion

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of MakeMyTrip Limited and subsidiaries (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the years in the three‑year period ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three‑year period ended March 31, 2026, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Company’s internal control over financial reporting as of March 31, 2026, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated July 27, 2026 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

Ordinary Shares, Undefined [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	90,448,984
Class B Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,295,690
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Dipak Kumar Bohra
Entity Address, Address Line One	19th Floor, Building No. 5
Entity Address, Address Line Two	DLF Cyber City
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122002
City Area Code	91-124
Local Phone Number	439-5000
Contact Personnel Email Address	groupcfo@go-mmt.com